Intangible assets - Impairment (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2015
Disclosure of information for cash-generating units
Goodwill	£ 8,396	£ 8,246
APAC
Disclosure of information for cash-generating units
Goodwill	£ 2,164	£ 2,127
Terminal growth rate	3.30%	4.50%
Discount rate (pre tax)	9.30%	7.50%
EMEA and LatAm
Disclosure of information for cash-generating units
Goodwill	£ 2,955	£ 2,902
Terminal growth rate	3.30%	3.50%
Discount rate (pre tax)	11.90%	8.80%
North America
Disclosure of information for cash-generating units
Goodwill	£ 3,277	£ 3,217
Terminal growth rate	2.40%	2.50%
Discount rate (pre tax)	8.00%	7.00%
Novartis
Disclosure of information for cash-generating units
Goodwill recognised in business combination				£ 2,600
Pfizer
Disclosure of information for cash-generating units
Goodwill recognised in business combination			£ 5,600